SUPPLEMENT DATED OCTOBER 11, 2002 TO THE
                         PROSPECTUS DATED MARCH 28, 2002

                                    IPS FUNDS
                               IPS MILLENNIUM FUND
                              IPS NEW FRONTIER FUND
                                    IPS IFUND

As of October 11, 2002, Citco-Quaker Fund Services, Inc. replaced U.S. Bancorp Fund Services, LLC as Transfer Agent for Emerald Fund shares. Accordingly, all references to U.S. Bancorp Fund Services, LLC should be changed to Citco-Quaker Fund Services, Inc., and the following sections of the prospectuses for each Fund listed above are amended as follows:

In each Prospectus, in the Section entitled "Buying Fund Shares", the mailing address should now read:

IPS Funds
c/o Citco-Quaker Fund Services, Inc.
P.O. Box C-1100
Southeastern, PA  19398-1100

To purchase shares by overnight or express mail, please use the following street address:

Emerald Funds
c/o Citco-Quaker Fund Services, Inc.
1288 Valley Forge Road, Suite 88
Valley Forge, PA  19482

In each Prospectus, in the Section entitled "Redeeming Your Shares", the mailing address should now read:

Emerald Funds
c/o Citco-Quaker Fund Services, Inc.
P.O. Box C-1100
Southeastern, PA  19398-1100

The back Cover of each Prospectus is changed as follows: the mailing address to receive documents should now read:

IPS Funds
c/o Citco-Quaker Fund Services, Inc.
P.O. Box C-1100
Southeastern, PA  19398-1100

and  the  Section   entitled   "Transfer   Agent,   Fund   Accountant  and  Fund
Administrator:" should now read:

Citco-Quaker Fund Services, Inc.
P.O. Box C-1100
Southeastern, PA  19398-1100

As of October 11, 2002, Citco-Quaker Fund Distributors, Inc. replaced Quasar Distributors, LLC as distributor of IPS Fund shares. Accordingly, the references to Quasar Distributors, LLC should be changed to read "Citco-Quaker Fund Distributors, Inc." In each Prospectus, in the Section entitled "Distribution of Fund Shares", the section should now read:

DISTRIBUTOR. Citco-Quaker Fund Distributors, Inc. (the Distributor), 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, is the sole distributor of shares of the Funds. The Distributor is a Delaware corporation, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. The Distributor is a wholly-owned subsidiary of Citco-Quaker Fund Services, Inc., the Funds' Transfer Agent. Officers and employees of the Adviser may also serve as registered representatives of the Distributor to sell shares of the Funds.